35. Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related-party Transactions
Related party income
Company	Concept	12.31.18	12.31.17	12.31.16

CYCSA	Other income	-	-	17,686
PESA	Impact study	149	-	-
	Electrical assembly service	11,161	4,263	-
SACDE	Reimbursement expenses	32,993	-	-
Transener	Reimbursement expenses		-	369
Transba	Reimbursement expenses	-	-	553
		44,303	4,263	18,608

Related party expenses
Company	Concept	12.31.18	12.31.17	12.31.16

PESA	Technical advisory services on financial matters	(86,098)	(60,944)	(67,642)
SACME	Operation and oversight of the electric power transmission system	(81,698)	(68,960)	(65,298)
Salaverri, Dellatorre, Burgio y Wetzler Malbran	Legal fees	-	(876)	(6,365)
PYSSA	Financial and granting of loan services to customers	-	-	(39)
OSV	Hiring life insurance for staff	(19,521)	(18,965)	(11,474)
ABELOVICH, POLANO & ASOC.	Legal fees	(1,310)	(712)	-
		(188,627)	(150,457)	(149,891)

Key Management personnel's remuneration
	12.31.18	12.31.17	12.31.16
Salaries	194,040	250,646	229,206
	194,040	250,646	229,206

Related party receivables and payables
	12.31.18	12.31.17
Other receivables - Non current
SACME	4,662	8,015
	4,662	8,015

Other receivables - Current
SACME	766	1131
PESA	1,180	483
	1,946	1,614